Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of liabilities that are measured at fair value
	March 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$42,400	—	—	$42,400
Convertible Note 1	$13,930	—	—	$13,930
Convertible Note 2	$33,400	—	—	$33,400
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$31,800	—	—	$31,800
Convertible Note 1	$—	—	—	$—
Convertible Note 2	$—	—	—	$—

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$31,800	—	—	$31,800
	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	—	—	$—

Schedule of changes in the fair value of the level 3 convertible promissory note
	Private Warrants	Total
Fair value at January 1, 2023	$31,800	$31,800
Change in fair value	10,600	10,600
Fair value as of March 31, 2023	$42,400	$42,400

	Private Warrants	Total
Fair value at January 1, 2022	$—	$—
Initial recognition	587,717	587,717
Change in fair value	(555,917)	(555,917)
Fair value as of December 31, 2022	$31,800	$31,800

Schedule of fair value of the convertible promissory note
	March 31, 2023	April 4, 2022 (initial measurement)
Exercise Price	$11.50	$11.50
Underlying share price	$10.33	$8.08
Expected Volatility	4.74%	25.62%
Warrant life (years)	5.0	5.0
Risk-free rate	3.60%	2.42%

	December 31, 2022	April 4, 2022 (initial measurement)
Exercise Price	$11.50	$11.50
Underlying share price	$10.06	$8.08
Expected Volatility	2.97%	25.62%
Warrant life (years)	5.0	5.0
Risk-free rate	3.99%	2.42%

Schedule of fair value of the convertible promissory note
	March 30, 2023 Convertible Note 2	March 22, 2023 Convertible Note 1
Strike Price	$10.00	$10.00
Spot Price	$10.28	$10.26
Time to maturity	0.68	0.70
Business combination success rate	9%	9%
Expected Volatility	5.0%	5.0%
Expected dividend rate	0%	0%
Risk-free rate	4.8%	4.7%

Schedule of changes in the fair value of the level 3 convertible promissory note
Fair value as of January 1, 2023	$—
Proceeds received through Convertible Note 1 on March 22, 2023	150,000
Proceeds received through Convertible Note 2 on March 30, 2023	360,000
Change in valuation inputs or other assumptions	(462,670)
Fair value as of March 31, 2023	$47,330